UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21676

Eaton Vance Tax-Managed Buy-Write

Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed

Buy-Write Income Fund (ETB)

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1080 per share in accordance with the MDP. The Fund’s distribution frequency changed from quarterly to monthly beginning in January 2013. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2013

Eaton Vance

Tax-Managed Buy-Write Income Fund

Table of Contents

Performance	2

Fund Profile	2

Fund Snapshot	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Performance1

Portfolio Managers Walter A. Row III, CFA, CMT, David Stein, Ph.D. and Thomas Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	04/29/2005	8.78%	12.59%	9.06%	7.97%
Fund at Market Price	—	8.08	18.03	8.43	7.09
S&P 500 Index	04/29/2005	13.82%	20.60%	7.01%	6.32%
CBOE S&P 500 BuyWrite Index	04/29/2005	4.87	5.29	3.34	4.24

% Premium/Discount to NAV
					–6.45%

Distributions[2]
Total Distributions per share for the period					$0.648
Distribution Rate at NAV					8.36%
Distribution Rate at Market Price					8.93%

Fund Profile

Sector Allocation (% of total investments)3

Top 10 Holdings (% of total investments)3

Exxon Mobil Corp.	3.1%
Apple, Inc.	2.9
Google, Inc., Class A	2.2
Microsoft Corp.	2.1
Chevron Corp.	2.0
Wells Fargo & Co.	1.8
AT&T, Inc.	1.8
International Business Machines Corp.	1.7
JPMorgan Chase & Co.	1.6
Coca-Cola Co. (The)	1.6

Total	20.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Fund Snapshot4

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmark[1]	S&P 500 Index
Morningstar Category	Large Blend
Distribution Frequency	Monthly

Common Stock Portfolio
Positions Held	201
% US / Non-US	98.8/1.2
Weighted Avg. Market Cap	$113.3 Billion

Call Options
% Portfolio with Call Options	95%
Average Days to Expiration	18 days

Weighted Average %	1.5%
of Strike Prices	out-of-the-money

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

[4]	The following terms as used in the Fund snapshot:

Weighted Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or “writer”) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out-of-the-Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

Fund snapshot and profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value

Aerospace & Defense — 3.3%
Boeing Co. (The)	26,422	$2,706,670
Honeywell International, Inc.	45,524	3,611,874
Northrop Grumman Corp.	21,600	1,788,480
Textron, Inc.	19,301	502,791
United Technologies Corp.	42,843	3,981,828

		$12,591,643

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	5,324	$299,794
United Parcel Service, Inc., Class B	25,904	2,240,178

		$2,539,972

Airlines — 0.1%
Southwest Airlines Co.	36,616	$471,980

		$471,980

Auto Components — 0.7%
Dana Holding Corp.	31,658	$609,733
Goodyear Tire & Rubber Co. (The)(1)	10,898	166,630
Johnson Controls, Inc.	36,367	1,301,575
Lear Corp.	7,250	438,335

		$2,516,273

Automobiles — 0.3%
Ford Motor Co.	76,877	$1,189,287

		$1,189,287

Beverages — 2.7%
Coca-Cola Co. (The)	149,622	$6,001,339
PepsiCo, Inc.	51,618	4,221,836

		$10,223,175

Biotechnology — 2.1%
Amgen, Inc.	23,888	$2,356,790
Celgene Corp.(1)	27,163	3,175,626
Elan Corp. PLC ADR(1)	17,123	242,119
Gilead Sciences, Inc.(1)	38,604	1,976,911
Vertex Pharmaceuticals, Inc.(1)	1,850	147,760

		$7,899,206

Security	Shares	Value

Capital Markets — 1.3%
Greenhill & Co., Inc.	14,014	$641,000
Invesco, Ltd.	38,480	1,223,664
Lazard, Ltd., Class A	21,525	692,029
Legg Mason, Inc.	10,446	323,930
State Street Corp.	27,413	1,787,602
Walter Investment Management Corp.(1)	7,355	248,673

		$4,916,898

Chemicals — 1.8%
CF Industries Holdings, Inc.	2,700	$463,050
Dow Chemical Co. (The)	64,146	2,063,577
E.I. du Pont de Nemours & Co.	46,387	2,435,317
Eastman Chemical Co.	3,608	252,596
Sherwin-Williams Co. (The)	9,183	1,621,718

		$6,836,258

Commercial Banks — 3.6%
Bank of Montreal	4,957	$287,655
BankUnited, Inc.	10,483	272,663
BB&T Corp.	51,539	1,746,141
Fifth Third Bancorp	70,279	1,268,536
KeyCorp	85,122	939,747
M&T Bank Corp.	6,860	766,605
PNC Financial Services Group, Inc. (The)	22,704	1,655,576
SunTrust Banks, Inc.	5,538	174,835
Wells Fargo & Co.	164,065	6,770,962

		$13,882,720

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	15,307	$654,527
Waste Management, Inc.	37,595	1,516,207

		$2,170,734

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.(1)	42,403	$244,241
Cisco Systems, Inc.	222,878	5,418,164
QUALCOMM, Inc.	76,698	4,684,714

		$10,347,119

Computers & Peripherals — 2.9%
Apple, Inc.	28,043	$11,107,271

		$11,107,271

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 0.5%
Fluor Corp.	33,265	$1,972,947

		$1,972,947

Consumer Finance — 1.5%
American Express Co.	49,193	$3,677,669
Discover Financial Services	40,754	1,941,520

		$5,619,189

Containers & Packaging — 0.2%
MeadWestvaco Corp.	21,446	$731,523

		$731,523

Distributors — 0.6%
Genuine Parts Co.	28,209	$2,202,277

		$2,202,277

Diversified Financial Services — 4.4%
Bank of America Corp.	139,554	$1,794,664
Citigroup, Inc.	118,771	5,697,445
CME Group, Inc.	14,875	1,130,203
JPMorgan Chase & Co.	113,958	6,015,843
McGraw Hill Financial, Inc.	38,912	2,069,729

		$16,707,884

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	190,600	$6,747,240
Verizon Communications, Inc.	52,772	2,656,542

		$9,403,782

Electric Utilities — 0.9%
Duke Energy Corp.	28,786	$1,943,055
Edison International	20,090	967,534
Pinnacle West Capital Corp.	7,168	397,609
Xcel Energy, Inc.	12,009	340,335

		$3,648,533

Electrical Equipment — 0.8%
Emerson Electric Co.	53,488	$2,917,236

		$2,917,236

Electronic Equipment, Instruments & Components — 0.1%
Molex, Inc.	13,181	$386,731

		$386,731

Security	Shares	Value

Energy Equipment & Services — 1.6%
Halliburton Co.	62,164	$2,593,482
Schlumberger, Ltd.	51,953	3,722,952

		$6,316,434

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	60,482	$3,458,361
Wal-Mart Stores, Inc.	64,853	4,830,900

		$8,289,261

Food Products — 1.9%
ConAgra Foods, Inc.	29,016	$1,013,529
Green Mountain Coffee Roasters, Inc.(1)	15,366	1,153,372
Kellogg Co.	29,656	1,904,805
Kraft Foods Group, Inc.	18,114	1,012,029
Mondelez International, Inc., Class A	54,344	1,550,434
Tyson Foods, Inc., Class A	28,696	736,913

		$7,371,082

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	73,588	$2,566,750
Baxter International, Inc.	41,401	2,867,847
Covidien PLC	11,380	715,119
Medtronic, Inc.	41,406	2,131,167
Stryker Corp.	36,840	2,382,811
Zimmer Holdings, Inc.	5,294	396,732

		$11,060,426

Health Care Providers & Services — 1.2%
DaVita HealthCare Partners, Inc.(1)	895	$108,116
Express Scripts Holding Co.(1)	8,616	531,521
HCA Holdings, Inc.	8,034	289,706
Quest Diagnostics, Inc.	2,801	169,825
UnitedHealth Group, Inc.	49,739	3,256,910
VCA Antech, Inc.(1)	11,050	288,294

		$4,644,372

Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	20,645	$833,439
Marriott Vacations Worldwide Corp.(1)	2,064	89,247
McDonald's Corp.	36,654	3,628,746
Wyndham Worldwide Corp.	11,235	642,979

		$5,194,411

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.8%
Leggett & Platt, Inc.	11,383	$353,897
Lennar Corp., Class A	18,642	671,858
Newell Rubbermaid, Inc.	76,798	2,015,948

		$3,041,703

Household Products — 2.0%
Clorox Co. (The)	6,843	$568,927
Kimberly-Clark Corp.	19,850	1,928,229
Procter & Gamble Co.	65,845	5,069,407

		$7,566,563

Industrial Conglomerates — 1.8%
3M Co.	21,663	$2,368,849
General Electric Co.	203,336	4,715,362

		$7,084,211

Insurance — 5.0%
ACE, Ltd.	14,012	$1,253,794
Allstate Corp. (The)	53,218	2,560,850
AmTrust Financial Services, Inc.	2,769	98,853
Berkshire Hathaway, Inc., Class B(1)	31,337	3,507,237
Cincinnati Financial Corp.	23,600	1,083,240
Hanover Insurance Group, Inc. (The)	1,721	84,209
Hartford Financial Services Group, Inc.	12,332	381,305
Lincoln National Corp.	59,156	2,157,419
Marsh & McLennan Cos., Inc.	50,188	2,003,505
MetLife, Inc.	14,938	683,563
Principal Financial Group, Inc.	29,001	1,086,087
Prudential Financial, Inc.	22,391	1,635,215
Travelers Companies, Inc. (The)	33,501	2,677,400

		$19,212,677

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	2,750	$763,647
priceline.com, Inc.(1)	1,797	1,486,353
Shutterfly, Inc.(1)	28,875	1,610,936

		$3,860,936

Internet Software & Services — 2.7%
Facebook, Inc., Class A(1)	3,185	$79,179
Google, Inc., Class A(1)	9,362	8,242,024
VeriSign, Inc.(1)	43,013	1,920,961

		$10,242,164

Security	Shares	Value

IT Services — 3.3%
Accenture PLC, Class A	17,199	$1,237,640
Fidelity National Information Services, Inc.	26,132	1,119,495
International Business Machines Corp.	33,173	6,339,692
MasterCard, Inc., Class A	6,214	3,569,943
Visa, Inc., Class A	2,919	533,447

		$12,800,217

Leisure Equipment & Products — 0.6%
Mattel, Inc.	52,463	$2,377,099

		$2,377,099

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	32,278	$2,731,687

		$2,731,687

Machinery — 1.2%
Caterpillar, Inc.	31,778	$2,621,367
Snap-On, Inc.	6,380	570,244
Stanley Black & Decker, Inc.	10,773	832,753
Timken Co. (The)	7,266	408,931

		$4,433,295

Media — 4.4%
CBS Corp., Class B	54,268	$2,652,077
Comcast Corp., Class A	117,307	4,912,818
Omnicom Group, Inc.	38,492	2,419,992
Time Warner, Inc.	36,488	2,109,736
Walt Disney Co. (The)	78,394	4,950,581

		$17,045,204

Metals & Mining — 0.7%
Allegheny Technologies, Inc.	7,067	$185,933
Freeport-McMoRan Copper & Gold, Inc.	12,226	337,560
Nucor Corp.	47,291	2,048,646

		$2,572,139

Multi-Utilities — 2.2%
Centerpoint Energy, Inc.	17,504	$411,169
CMS Energy Corp.	77,060	2,093,720
Dominion Resources, Inc.	17,163	975,202
DTE Energy Co.	10,342	693,018
Integrys Energy Group, Inc.	7,572	443,189
NiSource, Inc.	49,999	1,431,971

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	60,956	$1,990,823
TECO Energy, Inc.	27,984	481,045

		$8,520,137

Multiline Retail — 1.0%
J.C. Penney Co., Inc.(1)	19,821	$338,543
Kohl’s Corp.	5,666	286,189
Macy’s, Inc.	50,853	2,440,944
Nordstrom, Inc.	12,248	734,145

		$3,799,821

Office Electronics — 0.1%
Xerox Corp.	43,124	$391,135

		$391,135

Oil, Gas & Consumable Fuels — 9.5%
Chevron Corp.	65,682	$7,772,808
ConocoPhillips	54,643	3,305,902
EOG Resources, Inc.	20,592	2,711,555
Exxon Mobil Corp.	130,552	11,795,373
Kinder Morgan, Inc.	21,161	807,292
Occidental Petroleum Corp.	31,010	2,767,022
Peabody Energy Corp.	9,782	143,208
Phillips 66	31,720	1,868,625
Range Resources Corp.	22,269	1,721,839
Tesoro Corp.	20,477	1,071,357
Williams Cos., Inc.	71,006	2,305,565
WPX Energy, Inc.(1)	5,037	95,401

		$36,365,947

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,539	$298,530

		$298,530

Pharmaceuticals — 5.2%
AbbVie, Inc.	23,000	$950,820
Bristol-Myers Squibb Co.	83,905	3,749,714
Johnson & Johnson	53,239	4,571,101
Merck & Co., Inc.	122,585	5,694,073
Pfizer, Inc.	171,390	4,800,634

		$19,766,342

Security	Shares	Value

Professional Services — 0.2%
ManpowerGroup, Inc.	4,353	$238,544
Robert Half International, Inc.	18,170	603,789

		$842,333

Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	12,428	$373,337
AvalonBay Communities, Inc.	11,002	1,484,280
Equity Residential	14,774	857,779
Health Care REIT, Inc.	6,813	456,675
Host Hotels & Resorts, Inc.	58,590	988,413
Kimco Realty Corp.	78,276	1,677,455
Plum Creek Timber Co., Inc.	5,304	247,538
ProLogis, Inc.	22,296	841,005

		$6,926,482

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	19,604	$457,949

		$457,949

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	3,521	$254,357
Kansas City Southern	13,949	1,478,036
Norfolk Southern Corp.	27,357	1,987,486

		$3,719,879

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.(1)	352,424	$1,437,890
Analog Devices, Inc.	16,160	728,170
Applied Materials, Inc.	15,313	228,317
Cree, Inc.(1)	21,482	1,371,840
Cypress Semiconductor Corp.(1)	60,131	645,206
Intel Corp.	59,457	1,440,048
Teradyne, Inc.(1)	32,470	570,498

		$6,421,969

Software — 3.4%
Concur Technologies, Inc.(1)	21,424	$1,743,485
Microsoft Corp.	227,044	7,839,829
Oracle Corp.	106,479	3,271,035
Symantec Corp.	8,033	180,502

		$13,034,851

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	4,343	$196,521
Advance Auto Parts, Inc.	3,365	273,137
Bed Bath & Beyond, Inc.(1)	6,692	474,463
Home Depot, Inc. (The)	65,023	5,037,332
Tiffany & Co.	14,641	1,066,450

		$7,047,903

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	15,176	$966,408

		$966,408

Tobacco — 1.8%
Philip Morris International, Inc.	65,027	$5,632,639
Reynolds American, Inc.	27,499	1,330,126

		$6,962,765

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$462,168

		$462,168

Total Common Stocks — 99.9% (identified cost $215,684,743)		$382,111,138

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	500	$1,630	7/5/13	$(156,250)
S&P 500 Index	600	1,645	7/12/13	(204,000)
S&P 500 Index	575	1,620	7/20/13	(839,500)
S&P 500 Index	575	1,630	7/26/13	(810,750)

Total Call Options Written (premiums received $4,447,570)				$(2,010,500)

Other Assets, Less Liabilities — 0.6%				$2,260,033

Net Assets — 100.0%				$382,360,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investments, at value (identified cost, $215,684,743)	$382,111,138
Cash	2,123,191
Dividends receivable	533,955
Total assets	$384,768,284

Liabilities
Written options outstanding, at value (premiums received, $4,447,570)	$2,010,500
Payable to affiliates:
Investment adviser fee	316,188
Trustees' fees	3,700
Accrued expenses	77,225
Total liabilities	$2,407,613
Net Assets	$382,360,671

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 24,654,545 shares issued and outstanding	$246,545
Additional paid-in capital	243,364,044
Accumulated net realized loss	(16,433,685)
Accumulated distributions in excess of net investment income	(13,679,698)
Net unrealized appreciation	168,863,465
Net Assets	$382,360,671

Net Asset Value
($382,360,671 ÷ 24,654,545 common shares issued and outstanding)	$15.51

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $1,076)	$4,401,022
Total investment income	$4,401,022

Expenses
Investment adviser fee	$1,899,205
Trustees' fees and expenses	7,311
Custodian fee	127,056
Transfer and dividend disbursing agent fees	9,083
Legal and accounting services	27,526
Printing and postage	82,985
Miscellaneous	30,310
Total expenses	$2,183,476
Deduct —
Reduction of custodian fee	$506
Total expense reductions	$506

Net expenses	$2,182,970

Net investment income	$2,218,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,537,275
Written options	(20,709,739)
Foreign currency transactions	(152)
Net realized loss	$(10,172,616)
Change in unrealized appreciation (depreciation) —
Investments	$38,114,529
Written options	892,764
Net change in unrealized appreciation (depreciation)	$39,007,293

Net realized and unrealized gain	$28,834,677

Net increase in net assets from operations	$31,052,729

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$2,218,052	$5,113,160
Net realized loss from investment transactions, written options and foreign currency transactions	(10,172,616)	(3,651,940)
Net change in unrealized appreciation (depreciation) from investments and written options	39,007,293	35,594,737
Net increase in net assets from operations	$31,052,729	$37,055,957
Distributions to shareholders —
From net investment income	$(15,976,145)*	$(4,973,235)
Tax return of capital	–	(26,979,055)
Total distributions	$(15,976,145)	$(31,952,290)

Net increase in net assets	$15,076,584	$5,103,667

Net Assets
At beginning of period	$367,284,087	$362,180,420
At end of period	$382,360,671	$367,284,087

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(13,679,698)	$78,395

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Financial Highlights

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$14.900		$14.690	$15.020	$15.590	$13.650	$19.760

Income (Loss) From Operations
Net investment income(1)	$0.090		$0.207	$0.188	$0.185	$0.223	$0.281
Net realized and unrealized gain (loss)	1.168		1.299	0.778	1.045	3.517	(4.591)

Total income (loss) from operations	$1.258		$1.506	$0.966	$1.230	$3.740	$(4.310)

Less Distributions
From net investment income	$(0.648	)*	$(0.202)	$(0.184)	$(0.183)	$(0.300)	$(0.280)
From net realized gain	—		—	(0.126)	(0.040)	—	(0.470)
Tax return of capital	—		(1.094)	(0.986)	(1.577)	(1.500)	(1.050)

Total distributions	$(0.648)		$(1.296)	$(1.296)	$(1.800)	$(1.800)	$(1.800)

Net asset value — End of period	$15.510		$14.900	$14.690	$15.020	$15.590	$13.650

Market value — End of period	$14.510		$14.030	$12.840	$14.410	$16.850	$12.530

Total Investment Return on Net Asset Value(2)	8.78	%(3)	11.25%	7.78%	8.82%	30.53%	(22.44	)%(4)

Total Investment Return on Market Value(2)	8.08	%(3)	19.85%	(1.74)%	(3.47)%	53.69%	(19.29	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$382,361		$367,284	$362,180	$370,403	$383,356	$335,611
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.14%	1.15%	1.12%	1.12%	1.11%
Net investment income	1.17	%(6)	1.38%	1.30%	1.26%	1.61%	1.68%
Portfolio Turnover	1	%(3)	6%	20%	11%	34%	49%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

(3)	Not annualized.

(4)

During the year ended December 31, 2008, the sub-adviser reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries' tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $4,716,800 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

14

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2013, the amount of distributions estimated to be a tax return of capital was approximately $13,631,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2013, the Fund's investment adviser fee amounted to $1,899,205. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

15

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,320,804 and $37,358,715, respectively, for the six months ended June 30, 2013.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2013 and the year ended December 31, 2012.

On August 6, 2012, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). There were no repurchases of common shares by the Fund for the six months ended June 30, 2013 and the year ended December 31, 2012.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$215,606,311

Gross unrealized appreciation	$166,645,114
Gross unrealized depreciation	(140,287)

Net unrealized appreciation	$166,504,827

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2013 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	2,485	$4,068,031
Options written	15,150	26,937,024
Options terminated in closing purchase transactions	(13,595)	(23,237,609)
Options expired	(1,790)	(3,319,876)

Outstanding, end of period	2,250	$4,447,570

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

16

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(2,010,500	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$(20,709,739	)(1)	$892,764	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$382,111,138 *	$—	$—	$382,111,138

Total Investments	$382,111,138	$—	$—	$382,111,138

Liability Description

Call Options Written	$(2,010,500)	$—	$—	$(2,010,500)

Total	$(2,010,500)	$—	$—	$(2,010,500)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on April 26, 2013. The following action was taken by the shareholders:

Item 1:  The election of William H. Park, Ronald A. Pearlman and Harriett Tee Taggart as Class II Trustees of the Fund for a three-year term expiring in 2016.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
William H. Park	22,854,805	431,660
Ronald A. Pearlman	22,836,964	449,501
Harriett Tee Taggart	22,848,939	437,526

18

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Buy-Write Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. indices. The Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

20

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

21

Eaton Vance

Tax-Managed Buy-Write Income Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Buy-Write Income Fund

Walter A. Row, III

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Buy-Write Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2013, Fund records indicate that there are 10 registered shareholders and approximately 18,081 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETB.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and portfolio characteristics available on the Eaton Vance website after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

2427-8/13	CE-TMBWISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 9, 2013

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 9, 2013